Debt (Detail) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 30, 2014 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Jun. 30, 2014 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member]	Jun. 30, 2014 ABR [Member] Minimum [Member]	Dec. 31, 2013 ABR [Member] Minimum [Member]	Jun. 30, 2014 ABR [Member] Maximum [Member]	Dec. 31, 2013 ABR [Member] Maximum [Member]	Jun. 30, 2014 Societe Generale [Member]	Dec. 31, 2013 Societe Generale [Member]	May 31, 2013 Societe Generale [Member]	Apr. 30, 2013 Societe Generale [Member]	May 05, 2014 Societe Generale [Member] Subsequent Event [Member]	Jun. 30, 2014 OneWest Bank [Member]	Dec. 31, 2013 OneWest Bank [Member]	Jun. 30, 2014 Bank of Oklahoma [Member]	Dec. 31, 2013 Bank of Oklahoma [Member]	Jun. 30, 2014 Letter of Credit [Member]	Dec. 31, 2013 Letter of Credit [Member]	Dec. 31, 2013 Reserve Based Credit Facility [Member]	Dec. 31, 2012 Reserve Based Credit Facility [Member]
Line of Credit Facility [Line Items]
Reserve based credit facility maximum borrowing capacity																			$ 350,000,000							$ 20,000,000	$ 20,000,000
Maturity date of reserve-based credit facility																	May 30, 2017	May 30, 2017
Borrowing base amount																	70,000,000	55,000,000	55,000,000	37,500,000	70,000,000							55,000,000
Amount borrowed under credit facility																	52,000,000	50,700,000									0		84,000,000
Commitment fee percentage																	36.36%	36.36%				36.36%	36.36%	27.28%	27.28%
Interest rate									2.50%	2.50%	3.50%	3.50%	1.50%	1.50%	2.50%	2.50%
Commitment fee on unutilized borrowing base	0.50%	0.50%
Total net debt adjusted to EBITDA		350.00%					350.00%
Cash interest expense adjusted to EBITDA		250.00%			250.00%
Consolidated current asset ratio		100.00%			100.00%
Ownership percentage by subsidiary							20.00%	20.00%
Ownership percentage by person or group of persons					35.00%	35.00%
Exceeding of reserve-based credit facility over borrowing base					90.00%	90.00%
Hedging of projected monthly production								115.00%
Heding of interest rate							90.00%	90.00%
Actual debt ratio		2.60
Required debt ratio								3.50
Actual working capital ratio		1.30
Required working capital ratio						1.00
Actual interest coverage ratio		9.30
Required interest coverage ratio						2.50
Outstanding debt on our reserve based credit facility																												50,700,000
Remaining borrowing capacity	18,000,000																											4,300,000
Unamortized debt issue costs		800,000	800,000	1,200,000
Hedging of projected monthly production							115.00%
Outstanding debt under reserve-based credit facility	$ 51,950,000	$ 50,700,000		$ 34,000,000